Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	¥ 792,445	¥ 749,561
Accumulated benefit obligation	732,695	685,763
Fair value of plan assets	204,343	165,262
Foreign Plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	175,238	251,596
Accumulated benefit obligation	153,254	213,934
Fair value of plan assets	¥ 19,136	¥ 43,277